Common Share Purchase Warrants - Schedule of warrants issued (Details)	12 Months Ended
	Jul. 31, 2021 $ / shares shares	Jul. 31, 2020 $ / shares shares	Jul. 31, 2020 $ / shares
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants assumed and issued through acquisition	5,970,370	30,976,394
Number of warrants issued	0	30,976,394
Issuance on December 31, 2019
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares			$ 9.80
Number of warrants issued		1,871,259
Expiry period		5 years
Issuance on January 22, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares			$ 9.80
Number of warrants issued		1,497,007
Expiry period		5 years
Issuance on April 13, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares		$ 3.84
Number of warrants issued		14,950,000
Expiry period		5 years
Issuance on May 21, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares		$ 4.20
Number of warrants issued		7,992,500
Expiry period		5 years
Issuance on June 10, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares		$ 4.00
Number of warrants issued		3,686,721
Expiry period		3 years
Issuance on June 30, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares		$ 4.00
Number of warrants issued		978,907
Expiry period		3 years
Issuance on June 01, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants assumed and issued through acquisition	5,970,370
Issuance on June 01, 2021 | Minimum
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares	$ 3.96
Expiry period	2 months 1 day
Issuance on June 01, 2021 | Maximum
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares	$ 155.19
Expiry period	4 years